Property, Plant and Equipment	6 Months Ended
Jul. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

8	Property, plant and equipment

	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s

Plant, furniture, fittings and motor vehicles
At cost	26,757	25,666
Accumulated depreciation	(25,231)	(25,167)
	1,526	499

Leasehold improvements
At cost	11,396	12,035
Accumulated depreciation	(8,731)	(8,771)
	2,665	3,264
	4,191	3,763

(a)	Movements in carrying amounts of property, plant and equipment

Movement in the carrying amounts for each class of property, plant and equipment between the beginning and the end of the current financial period:

	Leasehold improvements NZ $000’s	Plant, furniture, fittings and motor vehicles NZ$000’s	Total NZ $000’s
For the 6 months ended 31 July 2019
Balance at the beginning of the period	3,264	499	3,763
Additions	-	605	605
Disposals	-	(29)	(29)
Depreciation expense	(241)	28	(213)
Reclassification from intangible assets	(351)	402	51
Foreign exchange movements	(7)	21	14
Closing value at 31 July 2019	2,665	1,526	4,191

	Leasehold improvements NZ $000’s	Plant, furniture, fittings and motor vehicles NZ$000’s	Total NZ $000’s
For the 6 months ended 31 January 2019
Balance at the beginning of the period	3,566	488	4,054
Additions	139	1,998	2,137
Disposals	(105)	(2,345)	(2,450)
Depreciation expense	(481)	(601)	(1,082)
Impairment	-	(211)	(211)
Foreign exchange movements	145	1,170	1,315
Closing value at 31 January 2019	3,264	499	3,763